Non-operating income / (expenses), net (Tables)	12 Months Ended
Mar. 31, 2022
Other Income and Expenses [Abstract]
Non-operating income / (expenses)

	Year Ended March 31,
	2020	2021	2022
	$ in thousands	$ in thousands	$ in thousands
Interest income	175	140	82
Interest expense	(181)	(158)	(134)
Foreign exchange gain / (loss)	42	(31)	(79)

Non-operating income / (expenses), net	36	(49)	(131)